SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Gross profit	$ 554.0	$ 593.3	$ 516.8
Selling, general and administration expenses	367.3	350.5	302.1
Income before income taxes	86.0	163.7	182.5
Income tax recovery	15.8	12.0	38.9
Net income	70.2	151.7	143.6
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	74.3	156.6	147.6
Fee (expense) income from subsidiary	(1.3)	7.2	3.4
Gross profit	73.0	163.8	151.0
Selling, general and administration expenses	13.1	9.9	7.7
Income before income taxes	59.9	153.9	143.3
Income tax recovery	(4.7)	(0.6)	(1.0)
Net income	$ 64.6	$ 154.5	$ 144.3